Commitments and contingencies (Detail Textuals 1) € in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Commitments And Contingencies [Line Items]
Royalty expense		$ 1,023		$ 1,654	$ 1,243
Royalty payment		$ (1,355)		(1,539)	(1,829)
Payment for expansion of label | €			€ 300
Period over which contingent liability is payable		3 years	3 years
Royalty expenditure		$ 1,023		$ 1,654	$ 1,243
ZYPITAMAG | Zydus
Commitments And Contingencies [Line Items]
Royalty expense	$ 2
Royalty expenditure	2
Current portion of the royalty obligation	$ 2	$ 2
Birmingham Associates Ltd | AGGRASTAT
Commitments And Contingencies [Line Items]
Terms of quarterly sales		60 days	60 days
Birmingham Associates Ltd | AGGRASTAT | Upto 200000
Commitments And Contingencies [Line Items]
Percentage of royalty	4.00%	4.00%
Birmingham Associates Ltd | AGGRASTAT | Between 200000 and 400000
Commitments And Contingencies [Line Items]
Percentage of royalty	6.00%	6.00%
Birmingham Associates Ltd | AGGRASTAT | Above 400000
Commitments And Contingencies [Line Items]
Percentage of royalty	8.00%	8.00%